Derivative Instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
21. DERIVATIVE INSTRUMENTS
The Company is exposed to certain risks relating to its ongoing business operations. The primary risks managed by derivative instruments include interest rate risk, foreign currency risk, and commodity price risk. Derivative contracts are entered into for periods consistent with the related underlying exposure and do not constitute positions independent of those exposures. The Company does not enter into derivative instruments for trading or speculative purposes.
Interest Rate Risk — The Company manages its exposure to changes in interest rates by optimizing the use of variable-rate and fixed-rate debt and by utilizing interest rate swaps to hedge our exposure to changes in interest rates, to reduce the volatility of our financing costs, and to achieve a desired proportion of fixed versus floating-rate debt, based on current and projected market conditions.
As of December 31, 2019, the Company had entered into $1.8 billion of long-term interest rate swap agreements to lock into a fixed LIBOR interest rate base. Under the terms of the agreements, $1.8 billion in variable-rate debt was swapped for a weighted average fixed interest rate base of approximately 1.54% through 2019; 2.68% from 2019 through 2020; and 2.91% from 2021 through 2025. These instruments are not accounted for under hedge accounting and the changes in their fair value are recorded in the Consolidated Statements of Operations.

Foreign Currency Risk — Due to the Company’s foreign operations, it is exposed to foreign currency risk. The Company enters into foreign currency contracts to manage the risk associated with foreign currency cash flows. The Company’s objective in using foreign currency contracts is to establish a fixed foreign currency exchange rate for the net cash flow requirements for purchases that are denominated in U.S. dollars. These contracts do not qualify for hedge accounting and changes in their fair value are recorded in the Consolidated Statements of Operations. As of December 31, 2019, the Company had $15.9 million of U.S. dollar foreign currency contracts outstanding, expiring throughout 2020.

Commodity Risk — Certain commodities the Company uses in the production and distribution of its products are exposed to market price risk. The Company utilizes derivative contracts to manage this risk. The majority of commodity forward contracts are not derivatives, and those that are generally qualify for the normal purchases and normal sales scope exception under the guidance for derivative instruments and hedging activities and, therefore, are not subject to its provisions. For derivative commodity contracts that do not qualify for the normal purchases and normal sales scope exception, the Company records their fair value on the Consolidated Balance Sheets, with changes in value being recorded in the Consolidated Statements of Operations.

The Company’s derivative commodity contracts may include contracts for diesel, oil, plastics, natural gas, electricity, resin, corn, and other commodity contracts that do not meet the requirements for the normal purchases and normal sales scope exception.

Diesel contracts are used to manage the Company’s risk associated with the underlying cost of diesel fuel used to deliver products. Contracts for oil, plastics, and resin are used to manage the Company’s risk associated with the underlying commodity cost of a significant component used in packaging materials. Contracts for natural gas and electricity are used to manage the Company’s risk associated with the utility costs of its manufacturing facilities, and commodity contracts that are derivatives that do not meet the normal purchases and normal sales scope exception are used to manage the price risk associated with raw material costs. As of December 31, 2019, the Company had outstanding contracts for the purchase of 0.1 million megawatts of electricity, expiring throughout 2020 and 2021; 16.5 million gallons of diesel, expiring throughout 2020; 5.7 million dekatherms of natural gas, expiring throughout 2020.

The following table identifies the fair value of each derivative instrument:

	December 31,
	2019	2018
	(In millions)
Asset derivatives
Commodity contracts	$0.8	$0.6
Foreign currency contracts	—	1.5
Interest rate swap agreements	0.8	10.1
	$1.6	$12.2
Liability derivatives
Commodity contracts	$0.6	$1.8
Foreign currency contracts	0.1	—
Interest rate swap agreements	56.5	19.0
	$57.2	$20.8

As of December 31, 2019 and 2018, asset derivatives are included within Other assets, net and liability derivatives are included within Accrued expenses in the Consolidated Balance Sheets.
The fair values of the commodity contracts, foreign currency contracts, and interest rate swap agreements are determined using Level 2 inputs. Level 2 inputs are inputs other than quoted market prices that are observable for an asset or liability, either directly or indirectly. The fair values of the commodity contracts, foreign currency contracts, and interest rate swap agreements are based on an analysis comparing the contract rates to the market rates at the balance sheet date.
We recorded the following gains and losses on our derivative contracts in the Consolidated Statements of Operations:

	Location of Gain (Loss)	Year Ended December 31,
	Recognized in Net Income (Loss)	2019	2018	2017
		(In millions)
Mark-to-market unrealized (loss) gain:
Commodity contracts	Other expense (income), net	$1.5	$(2.7)	$1.0
Foreign currency contracts	Other expense (income), net	(1.6)	1.0	(0.2)
Interest rate swap agreements	Other expense (income), net	(46.9)	(20.8)	1.5
Total unrealized (loss) gain		$(47.0)	$(22.5)	$2.3
Realized gain (loss):
Commodity contracts	Manufacturing related to Cost of sales and transportation related to Selling and distribution	$1.5	$3.7	$0.8
Foreign currency contracts	Cost of sales	0.5	1.6	(0.6)
Interest rate swap agreements	Interest expense	6.5	5.5	1.1
Total realized gain		$8.5	$10.8	$1.3
Total (loss) gain		$(38.5)	$(11.7)	$3.6